Cover	Jun. 21, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 21, 2023
Entity File Number	001-36351
Entity Registrant Name	PLx Pharma Winddown Corp.
Entity Central Index Key	0001497504
Entity Tax Identification Number	46-4995704
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9 Fishers Lane
Entity Address, Address Line Two	Suite E
Entity Address, City or Town	Sparta
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07871
City Area Code	(973)
Local Phone Number	381-7408
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	PLXPQ
Entity Emerging Growth Company	false